Principal Accounting Policies (Schedule of Allowance For Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment Holdings [Line Items]
Balance at beginning of year	¥ 16,905	$ 2,459	¥ 4,856	¥ 0
Addition	4,200	611	13,332	5,297
Reversal	(901)	(131)	0	0
Write-offs	0	0	(1,283)	(441)
Balance at end of period	20,204	$ 2,939	16,905	4,856
Provision for doubtful accounts	¥ 3,299		¥ 13,332	¥ 5,297